COMMON STOCK (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 11, 2024	Jan. 09, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Jun. 26, 2024	Mar. 16, 2023	Jan. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Ordinary shares redeemed			134,550		134,550		3,931,719
Accretion in value of class A ordinary shares subject to redemption			$ (215,000)	$ (921,000)	$ (488,000)	$ (2,292,000)
Preferred stock, shares authorized			5,000,000		5,000,000		5,000,000				5,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001		$ 0.0001				$ 0.0001
Preferred stock, shares issued			0		0		0				0
Preferred stock, shares outstanding			0		0		0				0
Share-based compensation arrangement by share-based payment award description					The Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then an additional 12.5% on the attainment of each of a series of certain “shareholder return” targets exceeding 20%, 30%, 40% and 50%, as further defined in the agreement. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Stardust Power Inc And Subsidiary [Member]
Class of Stock [Line Items]
Common stock, shares authorized			15,000,000		15,000,000		15,000,000
Common stock, shares issued			9,017,300		9,017,300		9,017,300
Common stock, shares outstanding			9,017,300		9,017,300		9,017,300
Common stock, par value			$ 0.00001		$ 0.00001		$ 0.00001
Reserved shares of common stock for future issuance			15,000		15,000		205,000		500,000
2024 Extension Meeting [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares exercised	$ 2,137,134
Temporary equity, redemption price per share	$ 11.05
Accretion in value of class A ordinary shares subject to redemption	$ 23,615,331
Board of Directors Chairman [Member] | Stardust Power Inc And Subsidiary [Member] | 2023 Equity Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized			250,000		250,000
Series of Individually Immaterial Business Acquisitions [Member]
Class of Stock [Line Items]
Shares holders term description							The Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then an additional 12.5% on the attainment of each of a series of certain “shareholder return” targets exceeding 20%, 30%, 40% and 50%, as further defined in the agreement. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Common stock, par value							$ 0.00001
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			500,000,000		500,000,000		500,000,000				500,000,000
Common stock, shares issued			7,400,000		7,400,000		0				0
Common stock, shares outstanding			7,400,000		7,400,000		0				0
Ordinary shares redeemed			134,550		134,550		3,931,719	134,550			30,000,000
Temporary equity, redemption price per share			$ 11.38		$ 11.38		$ 11.12				$ 10.16
Non-redemption agreements							$ 1,503,254
Common stock, par value			$ 0.0001		$ 0.0001		$ 0.0001				$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares exercised		$ 2,137,134
Temporary equity, redemption price per share		$ 11.05
Accretion in value of class A ordinary shares subject to redemption		$ 23,615,331
Common Class A [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Class of Stock [Line Items]
Common stock, par value										$ 0.0001
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			50,000,000		50,000,000		50,000,000				50,000,000
Common stock, shares issued			100,000		100,000		7,500,000				7,500,000
Common stock, shares outstanding			100,000		100,000		7,500,000				7,500,000
Non-redemption agreements							$ 127,777
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001				$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized			550,000,000		550,000,000		550,000,000